UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended September 30, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:    _________

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  D. BLAIR BAKER                Dallas, Texas          November 7, 2001
  --------------------          -------------          -----------------
  D. Blair Baker


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           48

Form 13F Information Table Value Total:           $98,532     (in thousands)



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                               FORM 13F INFORMATION TABLE



                                                                                                        VOTING AUTHORITY
                      TITLE OF              VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER         CLASS     CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED   NONE
--------------         -----   ---------   --------  ----------   ---  ----   --------  ---------     ----   -------  ----

AOL TIME WARNER INC     COM    00184A105     4,366      131,900   SH          SOLE                    131,900
ADVENT SOFTWARE INC     COM    007974108     2,440       64,800   SH          SOLE                     64,800
AFFILIATED COMPUTER     CL A   008190100     6,407       78,700   SH          SOLE                     78,700
  SERVICES
AMERICAN EAGLE          COM    02553E106     1,409       70,800   SH          SOLE                     70,800
  OUTFITTERS NEW
ARRIS GROUP INC         COM    04269Q100        71       19,700   SH          SOLE                     19,700
BLOCKBUSTER INC         CL A   093679108     2,586      118,100   SH          SOLE                    118,100
CACI INTL INC           CL A   127190304     1,891       34,600   SH          SOLE                     34,600
CAREER EDUCATION CORP   COM    141665109     1,727       31,400   SH          SOLE                     31,400
CAREMARK RX INC         COM    141705103     2,468      431,000   SH          SOLE                    431,000
CBRL GROUP INC          COM    12489V106     1,492       67,900   SH          SOLE                     67,900
CELESTICA INC         SUB VTG  15101Q108     2,845      104,400   SH          SOLE                    104,400
                        SHS
CHESAPEAKE ENERGY CORP  COM    165167107     1,413      250,000   SH          SOLE                    250,000
CITRIX SYS INC          COM    177376100     1,364       68,900   SH          SOLE                     68,900
CITRIX SYS INC          COM    177376950       552          606   SH   PUT    SOLE                        606
COMPUTER NETWORK        COM    204925101       701       66,600   SH          SOLE                     66,600
  TECHNOLOGY CP
COPART INC              COM    217204106     3,308      118,100   SH          SOLE                    118,100
CSK AUTO CORP           COM    125965103       409       65,400   SH          SOLE                     65,400
EARTHLINK INC           COM    270321102     3,745      245,900   SH          SOLE                    245,900
EBAY INC                COM    278642103     3,509       76,700   SH          SOLE                     76,700
GEMSTAR-TV GUIDE INTL   COM    36866W106     2,152      109,200   SH          SOLE                    109,200
  INC
HEALTHSOUTH CORP        COM    421924101     4,800      295,200   SH          SOLE                    295,200
INTERCEPT GROUP INC     COM    45845L107     1,967       58,800   SH          SOLE                     58,800
KROLL INC               COM    501049100       114       10,000   SH          SOLE                     10,000
MACK CALI RLTY CORP     COM    554489104     2,623       84,600   SH          SOLE                     84,600
MCSI INC                COM    55270M108     2,218      137,700   SH          SOLE                    137,700
NOVELLUS SYS INC        COM    670008101     1,771       62,000   SH          SOLE                     62,000
PFIZER INC              COM    717081103     2,366       59,000   SH          SOLE                     59,000
PHARMACEUTICAL RES INC  COM    717125108     2,109       59,000   SH          SOLE                     59,000
PICTURETEL CORP       COM NEW  720035302       588       98,300   SH          SOLE                     98,300
POLYCOM INC             COM    73172K104       958       39,300   SH          SOLE                     39,300
PRODIGY COMMUNICATIONS  CL A   74283P206       325       59,000   SH          SOLE                     59,000
  CORP
QUALCOMM INC            COM    747525103     3,390       71,300   SH          SOLE                     71,300
REGISTER COM INC        COM    75914G101     1,562      157,500   SH          SOLE                    157,500
RETEK INC               COM    76128Q109       250       19,800   SH          SOLE                     19,800
RETEK INC               COM    76128Q959       296          295   SH   PUT    SOLE                        295
RIVERSTONE NETWORKS INC COM    769320102       258       49,200   SH          SOLE                     49,200
RIVERSTONE NETWORKS INC COM    769320952       234          492   SH   PUT    SOLE                        492
SONIC CORP              COM    835451105     3,281      108,200   SH          SOLE                    108,200
SOUTHWEST AIRLS CO      COM    844741108     3,314      223,300   SH          SOLE                    223,300
SPRINT CORP           PCS COM  852061506     2,587       98,400   SH          SOLE                     98,400
                        SER 1
SUNGARD DATA SYS INC    COM    867363103     3,174      135,800   SH          SOLE                    135,800
TENET HEALTHCARE CORP   COM    88033G100     3,233       54,200   SH          SOLE                     54,200
UNITEDHEALTH GROUP INC  COM    91324P102     2,095       31,500   SH          SOLE                     31,500
VERISIGN INC            COM    92343E102     4,584      109,400   SH          SOLE                    109,400
VERISIGN INC            COM    92343E952       275          792   SH   PUT    SOLE                        792
WACKENHUT CORP        COM SER  929794105       935       39,300   SH          SOLE                     39,300
                         A
WEBSENSE INC            COM    947684106       546      50,100    SH          SOLE                     50,100
ZIMMER HLDGS INC        COM    98956P102     3,824     137,800    SH          SOLE                    137,800

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